Business Combinations and Dispositions	12 Months Ended
Dec. 31, 2014
BUSINESS COMBINATIONS AND DISPOSITIONS [Abstract]
Business Combinations and Dispositions
4.	BUSINESS COMBINATIONS AND DISPOSITIONS

Activities in 2014

There were no business acquisitions completed in 2014.

Divestiture of Mage of East

In October 2014, the Group entered into an agreement with the non-controlling shareholders of Mage of the East to sell 37% of the total equity interests in Mage of the East to the non-controlling shareholders for consideration of KRW417.3 million (approximately RMB2.4 million). After the sale, the Group continued to own 14% of Mage of the East and accounted for such investment as a cost method investment, recognizing the initial investment at its fair value at the time of disposal. Accordingly, the Company deconsolidated Mage of the East at its net book value of RMB3.7 million, recognizing investment loss on disposal of RMB0.8 million in the Group’s statement of operations.

Reclassification of redeemable non-controlling interests

In the second quarter of 2014, certain non-controlling shareholders forfeited a right (by virtue of the lapsing of the right by its contractual term without exercise) to require the Group to purchase the outstanding non-controlling interests held by them at a fixed price. At December 31, 2013, the redemption value was RMB14.0 million and was presented as redeemable non-controlling interests in the consolidated balance sheet as redemption was outside the control of the Group. In 2014, the Group reclassified the redemption value from redeemable non-controlling interests to non-controlling interests on the expiry date of the put rights.

Activities in 2013

The 2013 Transaction

On August 31, 2013, the Group acquired businesses from Shanda Online, a majority owned subsidiary of the Group’s former controlling shareholder Shanda Interactive, including (i) Shengzhan (and its subsidiaries Nanjing Shanda and Jiangsu Shanda), which provided (and continues to provide) online platform services to the Group, (ii) Shengjing, which provided (and continues to provide) prepaid card distribution and marketing services to the Group, and (iii) certain tangible computing assets integral to the businesses. As further described in Note 1, this acquisition (the “2013 Transaction”) was accounted for under applicable U.S. GAAP as a reorganization of entities under common control. Therefore, the assets and liabilities of the acquired businesses were consolidated with those of Shanda Games at their historical carrying amounts. Due to the acquisition resulting in a change in reporting entity, the financial statements of the acquired businesses were retrospectively consolidated (after eliminating inter-entity transactions) with those of Shanda Games from the time of inception of common control (2008). Hence, the accompanying consolidated financial statements include the results of the acquired businesses for all periods and dates presented.

Total consideration due to Shanda Interactive for the acquisition was US$812.7 million. The consideration was partially settled at the transaction date in the third quarter of 2013 through (i) a non-cash exchange of receivables due to the Group from Shanda Interactive in the amount of US$167.6 million and (ii) a cash payment in the amount of US$201.6 million. Immediately following the transaction date, the remaining consideration due to Shanda Interactive was approximately US$443.5 million. Subsequent to the transaction date and prior to December 31, 2013, US$301.2 million of the deferred portion of the total consideration was paid in cash. The remaining portion of the total consideration due to Shanda Interactive at December 31, 2013 of US$142.3 million was paid in the first half of 2014.

As described in Note 10, the Group holds a 6.24% equity interest in Shanda Online accounted for pursuant to the cost method, which was originally acquired on March 31, 2012 in relation to the disposition of Mochi Media, which is hereinafter described in this Note. As the acquired businesses in the 2013 Transaction were wholly controlled by Shanda Online, the applicable portion of the cost method investment in Shanda Online acquired in 2012 representing the 6.24% of the underlying businesses indirectly owned by the Group, amounting to RMB2.9 million, was de-recognized as of the original investment date (March 2012) due to the retrospective consolidation of the acquired businesses into Shanda Games’ consolidated financial statements.

Acquisition of Mage of the East

In November 2013, the Group acquired a 51% controlling equity interest in Mage of the East, a game operating company based in South Korea, for cash consideration of KRW700.0 million (approximately RMB4.0 million). The goodwill associated with this acquisition was RMB2.0 million. The non-controlling interest arising from this acquisition was RMB2.0 million. Due to the immaterial nature of this transaction, no further disclosure of the purchase price allocation or other effects is included herein.

Divestiture of eFusion

In October 2013, the Group entered into an agreement with the non-controlling shareholders of eFusion to sell 42% of the total equity interests in eFusion to the non-controlling shareholders for consideration of €0.4 million (approximately RMB2.9 million). After the sale, the Group continued to own 28% of eFusion and accounted for such investment as an equity method investment, recognizing the initial investment at its fair value at the time of disposal. Accordingly, the Company deconsolidated eFusion at its net book value of RMB6.4 million, recognizing investment loss on disposal of RMB3.2 million in the Group’s statement of operations.

Activities in 2012

Acquisition of eFusion

In July 2012, the Group acquired 70% of the total equity interests in eFusion, a game operating company which mainly provides services in Germany, for cash consideration of €2.3 million (approximately RMB18.4 million). Total identifiable intangible assets acquired of approximately RMB12.3 million mainly represented the trademark and customer database. The weighted average amortization period for the identifiable intangible assets acquired was 5 years. The goodwill associated with this acquisition was RMB0.7 million. The non-controlling interest arising from this acquisition was RMB5.5 million. Based on an assessment of the amounts involved in the acquisition, this acquisition was not material to the Group; accordingly, the purchase price allocation, pro forma financial information, and other disclosures are not presented.

Divestiture of Mochi

At the end of March 2012, the Group closed the transfer of 100% of the equity interests in Mochi Media (“Mochi”), a U.S. based gaming company, to Shanda Online Entertainment Limited (“Shanda Online”), a wholly-owned subsidiary of Shanda, in exchange for 6.24% of the equity interests of Shanda Online. The transaction was primarily driven by the Group’s strategy to focus on more intensive-play or advanced online games, versus the games offered on Mochi’s platform, which are mostly mini casual games. Mochi’s business model, which is centered on distribution and network services for online games, as well as the provision of advertising services, is also different from the Group’s core business model.

As the share swap transaction occurred between entities that were, at that time, under the common control of Shanda, no gain or loss was recognized in the Group's statement of operations. After the closing of the transfer, the Group deconsolidated Mochi at its net carrying amount of RMB370.7 million and recorded the 6.24% equity interest in Shanda Online of RMB127.4 million at Shanda’s carry–over basis as a long-term investment (under the cost method) included in “investment in affiliated companies” on the consolidated balance sheet. The excess of RMB243.4 million of the net carrying amount deconsolidated for Mochi over the 6.24% equity interest acquired in Shanda Online was treated as a contribution to Shanda, and was recognized as a charge of RMB244.0 million to additional paid-in capital and an increase of RMB0.6 million in other comprehensive income.

Share transfer of Eyedentity

On October 10, 2012, Games International, a Singaporean subsidiary of the Group which previously was the 100% owner of Eyedentity, a Korean game development entity, closed the sale of 532,066 common shares of Eyedentity or 20.5% of Eyedentity’s outstanding equity interests, to the Group’s majority-owned (51% owned) Korean subsidiary Actoz for cash consideration, due in two installments, of KRW113.5 billion (US$106.6 million or RMB643.7 million). As of December 31, 2012, Actoz paid the initial payment of KRW60.0 billion (US$53.9 million or RMB339.9 million). The amount remitted to Games International reflected the KRW60.0 billion net of tax withholding for Korean capital gains tax and securities transaction tax of KRW13.0 billion (US$11.7 million or RMB73.7 million). The second installment payment of KRW53.6 billion (US$48.2 million or RMB303.8 million) has been paid to Games International before the first anniversary of the closing date, with interest accrued at the rate of 3.7% per annum. After the closing of the sale, as Eyedentity's controlling shareholder, the Group continued to consolidate Eyedentity in its consolidated financial statements. This transfer of a portion of Eyedentity’s equity to Actoz was undertaken on the basis of enhancing Actoz’s publishing capabilities as Eyedentity has strong game intellectual properties as well as better aligning Eyedentity and Actoz for research and development cooperation.

The Eyedentity share transfer occurred between entities under common control. Accordingly, no gain or loss was recognized in the Group's results of operations. Games International de-recognized 20.5% of the net assets of Eyedentity with amount of RMB111.3 million for cash consideration of RMB643.7 million at the transaction date. The difference of RMB532.4 million represented a contribution to Games International credited to Games International’s equity. However, because the transaction effectively resulted in a deemed contribution of equity from Actoz to Games International, the portion of the deemed contribution attributable to Actoz’s 49% non-controlling interest, or RMB260.0 million, was charged to equity attributable to non-controlling shareholders. The transaction-related capital gains tax was apportioned to the Group’s controlling interest in Actoz and the non-controlling interests in Actoz based upon the relative ownership percentages. Of the total tax of RMB73.7 million, RMB36.4 million attributable to the controlling interest was charged to income tax expense, with the balance of RMB37.3 million charged to equity for the portion attributable to the transaction with the non-controlling interests of Actoz.